Current Receivables	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
GST and VAT receivables	1,251,385	1,781,734
Receivable for grant income	6,093,669	6,039,650
Accounts receivables	5,242	130,677

	7,350,296	7,952,061

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2024. No receivables were impaired or past due.